General Information	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
General Information
1.	General Information
Mynaric AG registered in Commercial Register at Munich Local Court (Reg. No. HRB 232763), has its registered office at Dornierstraße 19 in 82205 Gilching, Germany, and together with its consolidated subsidiaries is referred to herein as the “Company” or “Group”. The objective of the Company is the development, manufacture and sale of laser communication network equipment, software, systems, and solutions, particularly for aerospace applications and related products. The Company engages primarily in the manufacturing and sale of products and projects, and in the provision of services related to laser technology, particularly for applications in aerospace, and satellite services.